Financial risk management and fair values - Currency risk - Sensitivity analysis (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ 1,000
Currency risk | United States Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in foreign exchange rates	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 4,744
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (4,744)
Increase in accumulated losses due to reasonably possible increase in designated risk component		¥ 3,242
Decrease in accumulated losses due to reasonably possible decrease in designated risk component		¥ (3,242)
Currency risk | Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in foreign exchange rates	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 28
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (28)
Increase in accumulated losses due to reasonably possible increase in designated risk component		¥ (128)
Decrease in accumulated losses due to reasonably possible decrease in designated risk component		¥ 128
Currency risk | Hong Kong Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in foreign exchange rates	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 65
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (65)
Increase in accumulated losses due to reasonably possible increase in designated risk component		¥ 177
Decrease in accumulated losses due to reasonably possible decrease in designated risk component		¥ (177)
Currency risk | Renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in foreign exchange rates	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 16
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (16)
Increase in accumulated losses due to reasonably possible increase in designated risk component		¥ (6,015)
Decrease in accumulated losses due to reasonably possible decrease in designated risk component		¥ 6,015
Currency risk | Other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in foreign exchange rates	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)
Increase in accumulated losses due to reasonably possible increase in designated risk component		¥ (27)
Decrease in accumulated losses due to reasonably possible decrease in designated risk component		¥ 27